Payable to Customers - Schedule of Owned Obligations to the Customers (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Owned Obligations to the Customers [Line Items]
Payables to customers	$ 53,833,173	$ 65,727,814
Related Parties [Member]
Schedule of Owned Obligations to the Customers [Line Items]
Payables to customers	691,588	41,634,975
Third party payables [Member]
Schedule of Owned Obligations to the Customers [Line Items]
Payables to customers	$ 53,141,585	$ 24,092,839